Revenue - Change in Contract Balances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Contract assets
Contract with customer, asset, net, beginning balance	$ 21,778
Payments received for services billed in prior period	(21,769)
Services provided and billed in current period	177,827
Payments received for services billed in current period	(159,542)
Contract with customer, asset, net, ending balance	18,294
Contract liabilities
Contract with customer, liability, beginning balance	(18,736)
Amortization of deferred commissioning period revenue	3,081
Services payments received during the period	(7,440)
Services revenue recognized during the period	5,144
Contract with customer, liability, ending balance	(17,951)
Golar Tundra [Member]
Contract liabilities
Services revenue recognized during the period	5,100
Contract with customer, liability, ending balance	(2,300)
Revenue, remaining performance obligation, amount	$ 16,100